Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible notes with fixed discount percentage conversion prices	[1]	$ 223,000	$ 282,000
Convertible notes with fixed conversion prices	[2]	497,000
Default penalty principal added, charged to loss on debt extinguishment		315,000
Put premiums on stock settled debt		155,000
Total convertible notes principal outstanding		1,035,000	282,000
Debt discount		(590,000)	(225,000)
Convertible notes, net of discount and premium		600,000	57,000
Current portion		600,000	57,340
Long-term portion

[1]	At December 31, 2019, there were $282 of convertible notes with adjustable conversion prices outstanding. During the nine months ended September 30, 2020, the Company issued one unsecured convertible promissory note for $153, bearing interest at 22% per annum, and maturing in February 2021. Also during the nine months ended September 30, 2020, the Company also issued two unsecured convertible notes payable for $30, bearing interest at 10% per annum, and maturing on December 31, 2020, that were issued as loan commitment fees for notes payable. At the option of the holder, the notes are convertible into shares of the Company's common stock at a price per share discount of 39% to 50% of the average market price of the Company's common stock, as defined. As a result, the Company determined that the conversion options of the convertible notes were not considered derivatives and qualify as stock settled debt under ASC 480 - "Distinguishing Liabilities from Equity". Therefore the Company calculated fixed premiums totaling $226 which were charged to interest expense at the dates of the note issuance. During the nine months ended September 30, 2020, one convertible note payable for $282 was paid off and another was partially converted into common stock. At September 30, 2020, the balance of these convertible notes was $223.
[2]	At December 31, 2019, the Company had no convertible notes outstanding with fixed conversion prices. During the nine months ended September 30, 2020, the Company issued seven convertible notes with fixed conversion prices aggregating $497. The notes are unsecured, bear interest at 10% per annum, and mature through February 28, 2021. The notes are convertible into shares of the Company's common stock at a fixed conversion price of $0.05 per share. The Company recorded debt discounts of $531 to account for loan fees, beneficial conversion features ($323), and original issue discounts. The debt discounts are amortized over the life of the notes or are amortized in full upon the conversion of the corresponding notes to common stock. On September 2, the Company issued a convertible note (paragraph a) having a conversion price less than $0.05 which triggered a term common to all notes in paragraph b, which changed the conversion terms to be the lower of $0.05 or 61% of the lowest traded price during the 15 days prior to the conversion. This event is also considered a default for which a penalty is charged equal to 150% of the accrued interest, default interest and principal, totaling $315. On December 9, 2020, the Company executed amendments to these notes (as further discussed at Note 12), which extended the maturity dates and fixed the conversion price at $0.015. Due to the change in conversion terms the notes now require the recognition of the beneficial conversion feature of the increased principal and lowering of the conversion price resulting in recognition of additional charges of $1,215, Loss on debt extinguishment was charged $901 and debt discounts were charged $315 wit a credit to additional paid in capital the debt discounts will be amortized to interest expense over the extended term of the amended notes. At September 30, 2020 the new principal totaled $812.